INCOME TAXES, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets [Abstract]
Accrued vacation	$ 2,251	$ 2,391
Deferred revenue	5,448	5,090
Allowance for credit losses	1,063	951
Restricted stock	654	616
Other deferred tax assets	1,697	743
Accrued bonus	2,323	2,532
Lease liabilities	3,939	1,857
Other credits and carryforwards	277	249
Gross deferred tax assets	17,652	14,429
Less: valuation allowance	(112)	(250)
Net deferred tax assets	17,540	14,179
Deferred tax liabilities [Abstract]
Property and equipment	(2,926)	(2,295)
Operating leases	(3,789)	(2,759)
Prepaid expenses	(1,729)	(887)
Right-of-use assets	(3,885)	(1,869)
Tax deductible goodwill	(2,244)	(1,319)
Total deferred tax liabilities	(14,573)	(9,129)
Net deferred tax asset	$ 2,967	$ 5,050